MAY 1, 2008

ADVANTAGE FUNDS, INC. DREYFUS INDEX FUNDS DREYFUS MIDCAP INDEX FUND, INC. DREYFUS PREMIER MANAGER FUNDS I DREYFUS PREMIER MANAGER FUNDS II

SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information.

Fund shares are offered without regard to the minimum initial or subsequent investment amount requirements to investors purchasing Fund shares through wrap fee accounts or other fee based programs.